Intangible assets, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

A continuity schedule of intangible assets at June 30, 2025 and December 31, 2024 is as follows:

	June Capitalized Software	December Development
	2025	2024
Cost
Balance at January 1	$10,231,824	$7,044,658
Additions	1,475,522	3,367,579
Foreign exchange impact	1,083,182	(180,413)
Balance at June 2025, 2024	12,790,529	10,231,824

Accumulated Amortization
Balance at January 1	4,063,291	2,420,479
Additions	1,199,537	1,717,575
Foreign exchange impact	453,176	(74,763)
Balance at June 2025, 2024	5,716,004	4,063,291
Net Book Value at June 2025, 2024	$7,074,524	$6,168,533

A continuity schedule of intangible assets at December 31, 2024, and 2023 is as follows:

	Capitalized Software Development
	2024	2023
Cost
Balance at January 1	$7,044,658	$5,238,748
Additions	3,367,579	1,497,211
Foreign exchange impact	(180,413)	308,699
Balance at December 31	10,231,825	7,044,658

Accumulated Amortization
Balance at January 1	2,420,479	1,133,487
Additions	1,717,575	1,199,713
Foreign exchange impact	(74,763)	87,279
Balance at December 31	4,063,290	2,420,479

Net Book Value at December 31	$6,168,534	$4,624,179

Schedule of aggregate amortization expense

At June 30, 2025, the estimated aggregate amortization expense for each of the next five years is as follows:

30-Jun-25
Remaining 2025	$1,652,713
2026	2,168,725
2027	1,951,852
2028	1,040,988
2029	208,198
Thereafter	52,049
7,074,524

At December 31, 2024, the estimated aggregate amortization expense for each of the next five years is as follows:

December, 31
2025	$2,046,365
2026	1,888,359
2027	1,082,802
2028	788,172
2029	364,299
Thereafter	$-